Share of profits of equity-accounted companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method	€ 238	€ 215	€ 165
407 International Inc [Member]
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method	188	154	124
JFKNTO sponsor aggregator LLC [Member]
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method	3	4	1
IRB infrastructure developers limited [Member]
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method	13	14	22
Grupo Serveo, S.L.
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method	3	11	6
Other companies [Member]
Detailed information about investments accounted for using equity method [Line Items]
Share of profit (loss) of associates accounted for using equity method	€ 31	€ 32	€ 12